LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LEASES
Schedule of components of lease cost, weighted average lease terms and discount rates

Three months ended
March 31, 2023
Lease Cost:
Operating lease cost	$265,053
Finance lease cost:
Amortization of assets obtained under finance leases	$180,207
Interest on lease liabilities	78,002
$258,209

Lease term and discount rate	Weighted average discount rate:	Weighted average remaining lease term:
As of March 31, 2023

Operating leases	10.00%	9.8	years
Finance leases	11.16%	3.4	years

Three months ended
March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47,316
Operating cash flows from finance leases	80,500
Financing cash flows from finance leases	274,094
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of right of use assets through operating leases	$—
Acquisition of property and equipment through finance leases	—
Addition of right of use assets from finance lease modification	—
$—

Year ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(159,348)
Operating cash flows from finance leases	772,870
Financing cash flows from finance leases	(1,222,270)
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases	$5,435,661
Acquisition of property and equipment through finance leases	2,233,834
Addition of ROU assets from finance lease modification	239,000

Schedule of right-of-use assets

Total
Manufacturing equipment	$4,673,618
Computers and software	700,234
Leasehold Improvements	218,244
Total	5,592,095
Less: accumulated amortization	(2,121,850)
Right-of-use assets for finance leases	3,470,245
Right-of-use assets for operating leases	5,304,771
Total right-of-use assets	$8,775,016

Total
Manufacturing equipment	$4,673,617
Computers and software	700,234
Leasehold Improvements	218,244
Total	5,592,095
Less: accumulated amortization	(1,941,644)
Right-of-use assets for finance leases	3,650,451
Right-of-use assets for operating leases	5,632,771
Total right-of-use assets	$9,283,222

Schedule of maturities of finance lease liabilities

Years ending	Total
2023	$1,139,231
2024	851,940
2025	744,939
2026	542,661
2027	79,047
Thereafter	—
Total minimum lease payments	3,357,818
Less amount representing interest	(541,914)
Present value of minimum lease payments	2,815,904
Less current portion	(898,027)
Finance lease obligations, less current portion	$1,917,877

Years ending	Total
2023	$1,275,119
2024	863,280
2025	785,386
2026	597,933
2027	190,283
Thereafter	—
Total minimum lease payments	3,712,001
Less amount representing interest	(622,004)
Present value of minimum lease payments	3,089,997
Less current portion	(1,008,587)
Finance lease obligations, less current portion	$2,081,410

Schedule of future minimum rental payments required under operating lease

Three month ending March 31, 2023	Total
2024	$719,794
2025	842,553
2026	867,831
2027	893,862
2028	920,679
Thereafter	4,761,873
Total minimum lease payments	9,006,592
Less: amount representing interest	(3,387,464)
Present value of minimum lease payments	5,619,128
Less: current portion*	(166,846)
Operating lease liabilities, less current portion	$5,452,282
*Excludes $162,921 short term lease liability for previous headquarter lease impaired

Years ending December 31,	Total
2023	$794,619
2024	836,280
2025	861,372
2026	887,208
2027	913,824
Thereafter	4,997,184
Total minimum lease payments	9,290,487
Less: amount representing interest	(3,549,882)
Present value of minimum lease payments	5,740,605
Less: current portion	(215,043)
Operating lease liabilities, less current portion	$5,525,562